Segment Information (Schedule of Segment Asset Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditure	$ 2,152	$ 591	$ 890
Depreciation and amortization	2,135	2,373	2,824
Injection Molded Plastic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	67,912	67,528	73,829
Capital expenditure	2,050	424	550
Depreciation and amortization	1,750	1,969	2,384
Electronic Products [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	23,075	20,043	22,610
Capital expenditure	102	167	340
Depreciation and amortization	385	404	415
Metallic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets
Capital expenditure
Depreciation and amortization			25
Segment Total [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	90,987	87,571	96,439
Capital expenditure	2,152	591	890
Depreciation and amortization	$ 2,135	$ 2,373	$ 2,824